PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total cost	$ 7,198	$ 4,055
Accumulated depreciation	(2,358)	(1,730)
Property, Plant and Equipment, Net, Total	4,840	2,325
Depreciation	628	531	$ 332
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Total cost	2,594	0
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	1,779	1,260
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	661	633
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 2,164	$ 2,162